Earnings (Loss) Per Share - Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings per share [line items]
(Loss)/profit for the period	€ (75,102)		€ 54,513		€ (78,052)		€ (28,599)		€ (5,749)
Weighted average basic number of Ordinary Shares	81,846,438		36,258,312		81,559,780		24,131,427		10,653,636
Weighted average diluted number of Ordinary Shares	81,846,438		40,443,670				11,325,442		5,000,000
Basic	€ (0.92)	[1]	€ 1.5	[1]	€ (0.96)	[2]	€ (1.19)	[2]	€ (0.54)	[2]
Diluted	€ (0.92)	[1]	€ 1.35	[1]	€ (0.96)	[2]	€ (1.19)	[2]	€ (0.54)	[2]
Original
Earnings per share [line items]
Weighted average basic number of Ordinary Shares	81,846,438		17,016,872		81,559,780		11,325,442		5,000,000
Weighted average diluted number of Ordinary Shares	81,846,438		18,981,158
Basic	€ (0.92)		€ 3.2		€ (0.96)		€ (2.53)		€ (1.15)
Diluted	€ (0.92)		€ 2.87		€ (0.96)		€ (2.53)		€ (1.15)

[1]	Restated—see Note 10
[2]	Restated — see Note 21